Risk management and financial instruments - Derivative Narrative (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	May 11, 2018	Apr. 26, 2017
Derivative [Line Items]
Convertible bond issued by Archer	$ 244	$ 261
LIBOR
Derivative [Line Items]
Basis spread on variable rate (as a percent)	2.33%
Interest rate cap
Derivative [Line Items]
Impact that would be mitigated (as a percent)	46.00%
Interest rate cap | Not designated as a hedge
Derivative [Line Items]
Derivative asset purchased			$ 68
Interest rate cap | LIBOR
Derivative [Line Items]
Capped rate	2.87%
Hypothetical increase in LIBOR rate (as a percent)	1.00%
Interest rate cap | LIBOR | Not designated as a hedge
Derivative [Line Items]
Capped rate			2.87%
Archer | Convertible bond
Derivative [Line Items]
Convertible bond issued by Archer				$ 45